Other Current Assets Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Other Current Assets Disclosure

NOTE 4 - OTHER CURRENT ASSETS

As at November 30, 2020, other current assets consisted of $14,325 in prepaid expenses (May 31, 2020 - $44,021) and $6,423 in receivables associated with GST Cell MedX Canada paid on taxable supplies (May 31, 2020 - $16,346).

NOTE 5 - OTHER CURRENT ASSETS

As at May 31, 2020, other current assets consisted of $44,021 in prepaid expenses (May 31, 2019 - $50,331) and $16,346 in receivables associated with GST Cell MedX Canada paid on the taxable supplies (May 31, 2019 - $8,556).